Commitments and contingencies (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 03, 2021	Aug. 17, 2020	Aug. 06, 2020	Oct. 01, 2019	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Aug. 24, 2021	Jun. 03, 2016
Proceeds from Issuance of Common Stock						$ 6,854,418		$ 3,885,109
Selling and Marketing Expense						2,445,335	7,386,463	25,728,220	10,038,524
Stock Issued During Period, Value, New Issues								$ 3,885,109
Stock Issued During Period, Shares, New Issues								1,165,813
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Accounts Payable and Accrued Liabilities, Current						12,291,670		$ 12,344,052	8,458,689
Changes in fair value contingent consideration						179,468		2,355,308	(1,748,607)
Bethard Group Limited [Member]
Business Combination, Contingent Consideration, Liability						3,148,983		3,328,361
Changes in fair value contingent consideration						179,468		2,355,308
Boustead Securities, LLC [Member] | Placement Agent [Member]
Sale of Stock, Consideration Received Per Transaction					$ 192,664
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					1,417,909
Petitioner Boustead Securities, LLC [Member]
Loss Contingency, Damages Awarded, Value	$ 289,874
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	in damages and allowable costs (excluding attorneys’ fees) with interest accruing approximately $21 per day. At June 30, 2021, the Company had recorded a liability for the amount awarded in arbitration in accounts payable and accrued expenses in the consolidated balance sheet
Accrued Liabilities										$ 294,051
One Year Anniversary [Member]
Selling and Marketing Expense						342,333		1,358,168	$ 357,167
Stock Issued During Period, Value, New Issues		$ 1,550,000				$ 1,250,000		$ 1,250,000
Stock Issued During Period, Shares, New Issues		50,000				10,000		10,000
Debt Instrument, Term		10 years
Accounts Payable and Accrued Liabilities, Current						$ 342,333
One Year Anniversary [Member] | July 1, 2021 Onwards [Member]
Stock Issued During Period, Value, New Issues		$ 1,250,000
Stock Issued During Period, Shares, New Issues		10,000
Common Stock [Member]
Stock Issued During Period, Value, New Issues								$ 1,166
Stock Issued During Period, Shares, New Issues								1,165,813
Sponsorship Agreement [Member]
Share-Based Payment Arrangement, Expense				$ 516,000
Sponsorship Agreement [Member] | Common Stock [Member]
Share-Based Payment Arrangement, Expense				$ 230,000
Amended and Restated Sponsorship Agreement [Member]
Share-Based Payment Arrangement, Expense			$ 2,545,000
Proceeds from Issuance of Common Stock			$ 825,000
Selling and Marketing Expense							322,043	$ 444,304
Partnership Agreement [Member]
Investment company, committed capital , shares						100,000		100,000
Investment Company, Committed Capital						$ 100,000,000		$ 100,000,000
Partnership Agreement [Member] | Additional Shares Capital [Member]
Investment company, committed capital , shares						100,000		100,000
Investment Company, Committed Capital						$ 200,000,000		$ 200,000,000
Partnership Agreement [Member] | Game Fund Partners LLC [Member]
Investments and Other Noncurrent Assets						300,000,000		300,000,000
Partnership Agreement [Member] | Initial Invest EEG Shares [Member] | Game Fund Partners LLC [Member]
Investments and Other Noncurrent Assets						$ 2,000,000		$ 2,000,000
Investment percentage						20.00%		20.00%
Multi-year Agreement [Member]
Selling and Marketing Expense						$ 237,685	$ 1,222,034
Contractual Obligation, to be Paid, Year One						2,319,014		$ 2,319,014
Contractual Obligation, to be Paid, Year Two						1,363,797		1,363,797
Contractual Obligation, to be Paid, Year Three						494,980		494,980
Contractual Obligation, to be Paid, Year Four						$ 290,663		$ 290,663